Statements of Changes in Stockholders’ Deficit - USD ($)	Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	$ 2,618,454	$ (4,242,482)	$ (1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Common stock issued for services		$ 1,718	316,082		$ 317,800
Common stock issued for services (in Shares)		1,718,000			8,590
Common stock issued for R&D expenses		$ 750	100,050		$ 100,800
Common stock issued for R&D expenses (in Shares)		750,000
Common stock issued for inducement expense		$ 2,580	624,220		626,800
Common stock issued for inducement expense (in Shares)		2,580,000
Warrants issued for commitment fee			677,130		677,130
Warrants issued for inducement expense and debt discount			377,774		377,774
Cancellation of common stock
Cancellation of common stock (in Shares)		(1)
Net loss				(3,016,884)	(3,016,884)
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)	(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	160,512,807
Common stock issued for services		$ 2,057	224,315		226,372
Common stock issued for services (in Shares)		2,057,000
Net loss				(2,236,433)	(2,236,433)
Balance at Dec. 31, 2025	$ 7,000	$ 162,568	$ 4,938,025	$ (9,495,799)	$ (4,388,206)
Balance (in Shares) at Dec. 31, 2025	7,000,000	162,569,807